(37) COMMITMENTS (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 176,376,222
JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	10,213,692
Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	18,460,037
Less than 1 year [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	3,536,005
1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	35,301,603
1-3 years [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	5,454,831
4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	37,825,216
4-5 years [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	826,754
MoreThanFiveYearsMember
DisclosureOfCommitmentsLineItems [Line Items]
Total	84,789,366
MoreThanFiveYearsMember | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 396,102
Energy purchase agreements (except Itaipu) [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 25 years
Total	R$ 97,731,649
Energy purchase agreements (except Itaipu) [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	11,988,989
Energy purchase agreements (except Itaipu) [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	21,701,899
Energy purchase agreements (except Itaipu) [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	22,211,015
Energy purchase agreements (except Itaipu) [Member] | MoreThanFiveYearsMember
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 41,829,746
Energy purchase from Itaipu [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 25 years
Total	R$ 30,440,448
Energy purchase from Itaipu [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	2,896,696
Energy purchase from Itaipu [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	5,642,618
Energy purchase from Itaipu [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	6,097,490
Energy purchase from Itaipu [Member] | MoreThanFiveYearsMember
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 15,803,644
Energy system service charges [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 29 years
Total	R$ 44,852,333
Energy system service charges [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	2,762,294
Energy system service charges [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	7,192,517
Energy system service charges [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	9,172,126
Energy system service charges [Member] | MoreThanFiveYearsMember
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 25,725,396
GSF renegotiation [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 28 years
Total	R$ 319,703
GSF renegotiation [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	695,489
GSF renegotiation [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	16,468
GSF renegotiation [Member] | Less than 1 year [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	33,566
GSF renegotiation [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	37,886
GSF renegotiation [Member] | 1-3 years [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	132,856
GSF renegotiation [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	36,484
GSF renegotiation [Member] | 4-5 years [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	132,965
GSF renegotiation [Member] | MoreThanFiveYearsMember
DisclosureOfCommitmentsLineItems [Line Items]
Total	228,865
GSF renegotiation [Member] | MoreThanFiveYearsMember | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 396,102
Power plant construction projects [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 14 years
Total	R$ 2,770,751
Power plant construction projects [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	9,518,202
Power plant construction projects [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	757,367
Power plant construction projects [Member] | Less than 1 year [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	3,502,439
Power plant construction projects [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	654,777
Power plant construction projects [Member] | 1-3 years [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	5,321,975
Power plant construction projects [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	239,322
Power plant construction projects [Member] | 4-5 years [Member] | JointVentures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	693,788
Power plant construction projects [Member] | MoreThanFiveYearsMember
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 1,119,285
Rentals
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 13 years
Total	R$ 261,338
Rentals | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	38,223
Rentals | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	71,906
Rentals | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	68,779
Rentals | MoreThanFiveYearsMember
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 82,430